Signifcant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Functional Currency	Translation from RMB to USD found place at the following rates:
	Period end rates	Average rates
December 31, 2020	USD 1.00= RMB 6.5277	USD 1.00=RMB 6.9001
December 31, 2021	USD 1.00= RMB 6.3524	USD 1.00=RMB 6.4491
December 31, 2022	USD 1.00= RMB 6.8987	USD 1.00=RMB 6.7347
	Period end rates	Average rates
December 31, 2020	USD 1.00= HKD 7.7525	USD 1.00=HKD 7.7558
December 31, 2021	USD 1.00= HKD 7.7991	USD 1.00=HKD 7.7731
December 31, 2022	USD 1.00= HKD 7.7970	USD 1.00=HKD 7.8305

Schedule of Value Added Tax	Current standard Output VAT in effect is 13% and 6% of product sales and taxable services revenue, respectively, according to existing tax laws. The remaining balance of output VAT, after subtracting the deductible input VAT of the period, is VAT payable.
Type of revenue	Standard VAT rate in effect for revenues
Product sales	13%
Services rendered	6%